SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Category	Estimated useful life
Store operating equipment	5 years
Office equipment and others	3-5 years
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets
Mechanical equipment	10 years
Office buildings	40-50 years